UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               02-04-2010
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 92
                                        -------------------

Form 13F Information Table Value Total: $149,941
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE


                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2719000      32890    SOLE                 X
ABBOTT LABORATORIES                 Common Stock     002824100       3517000      65150    SOLE                 X
ADOBE SYSTEMS, INC.                 Common Stock     00724F101       1313000      35700    SOLE                 X
AGILENT TECHNOLOGIES                Common Stock     00846U101        295000       9500    SOLE                 X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        563000       6950    SOLE                 X
ALTRIA GROUP INC.                   Common Stock     02209S103        276000      14100    SOLE                 X
AMERICAN EXPRESS CO.                Common Stock     025816109        786000      19400    SOLE                 X
AMGEN INC.                          Common Stock     031162100       1830000      32350    SOLE                 X
APPLE COMPUTER                      Common Stock     037833100      12588000      59735    SOLE                 X
AQUA AMERICA                        Common Stock     03836W103       1031000      58932    SOLE                 X
AVON PRODUCTS                       Common Stock     054303102        677000      21500    SOLE                 X
BB&T CORPORATION                    Common Stock     054937107        583000      23000    SOLE                 X
BP plc (ADR)                        Common Stock     055622104       1744000      30100    SOLE                 X
BAKER HUGHES, INC.                  Common Stock     057224107        809000      20000    SOLE                 X
BANK OF NY MELLON CORP              Common Stock     064058100        607000      21721    SOLE                 X
BANK OF AMERICA CORP                Common Stock     060505104        533000      35408    SOLE                 x
BAXTER INTERNATIONAL                Common Stock     071813109       2957000      50400    SOLE                 X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207        509000        155    SOLE                 X
BOEING CORPORATION                  Common Stock     097023105       1806000      33375    SOLE                 X
BRISTOL-MYERS SQUIBB                Common Stock     110122108        666000      26400    SOLE                 X
CHEVRON TEXACO                      Common Stock     166764100        519000       6750    SOLE                 X
CISCO SYSTEMS                       Common Stock     17275R102       2747000     114775    SOLE                 X
CITIGROUP                           Common Stock     172967101         85000      25934    SOLE                 X
COCA COLA                           Common Stock     191216100       2966000      52048    SOLE                 X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       2000000      24350    SOLE                 X
CONOCO PHILLIPS                     Common Stock     20825c104        449000       8800    SOLE                 X
CORNING INC.                        Common Stock     219350105        729000      37800    SOLE                 X
CYTEC INDUSTRIES                    Common Stock     232820100        586000      16100    SOLE                 X
DEVON ENERGY CORP.                  Common Stock     25179M103       1668000      22700    SOLE                 X
DIEBOLD                             Common Stock     253651103        369000      13000    SOLE                 X
DISNEY (WALT) CO.                   Common Stock     254687106       1785000      55375    SOLE                 X
DOVER CORP                          Common Stock     260003108       1219000      29300    SOLE                 X
DUPONT DE NEMOURS                   Common Stock     263534109        651000      19359    SOLE                 X
EMERSON CO.                         Common Stock     291011104       3058000      71800    SOLE                 X
EXXON MOBIL                         Common Stock     30231G102       8240000     120840    SOLE                 X
FEDEX CORP                          Common Stock     31428X106        500000       6000    SOLE                 X
FLUOR CORP                          Common Stock     343412102        662000      14700    SOLE                 X
GENERAL ELECTRIC                    Common Stock     369604103       2711000     179217    SOLE                 X
GENTEX CORPORATION                  Common Stock     371901109        714000      40000    SOLE                 X
GOLDMAN SACHS                       Common Stock     38141G104       1528000       9050    SOLE                 X
GOOGLE, INC.                        Common Stock     38259P508       1081000       1745    SOLE                 X
HALLIBURTON COMPANY                 Common Stock     406216101       1044000      34700    SOLE                 X
HOME DEPOT                          Common Stock     437076102       1232000      42600    SOLE                 X
HONEYWELL INTL                      Common Stock     438516106       2152000      54900    SOLE                 X
IBM CORPORATION                     Common Stock     459200101       3494000      26699    SOLE                 X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        290000       7000    SOLE                 X
ITT INDUSTRIES                      Common Stock     450911102        885000      17800    SOLE                 X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101        843000      23600    SOLE                 X
INTEL CORP.                         Common Stock     458140100       1315000      64500    SOLE                 X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3668000      88048    SOLE                 X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1677000      44610    SOLE                 X
JOHNSON & JOHNSON                   Common Stock     478160104       7537000     117022    SOLE                 X
KIMBERLY CLARK                      Common Stock     494368103        802000      12600    SOLE                 X
KRAFT FOODS INC                     Common Stock     50075N104        505000      18600    SOLE                 X
L-3 COMMUNICATIONS                  Common Stock     502424104       1099000      12650    SOLE                 X
LILLY (ELI) & CO.                   Common Stock     532457108        928000      26000    SOLE                 X
LOCKHEED MARTIN CORP                Common Stock     539830109       1620000      21500    SOLE                 X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106       1010000      11300    SOLE                 X
MC DONALD'S CORPORATION             Common Stock     580135101       2073000      33200    SOLE                 X
MEDTRONIC                           Common Stock     585055106        365000       8300    SOLE                 X
MICROSOFT CORPORATION               Common Stock     594918104       2602000      85390    SOLE                 X
MONSANTO                            Common Stock     61166W101        662000       8100    SOLE                 X
MORGAN STANLEY                      Common Stock     617446448        588000      19875    SOLE                 X
NESTLE S A SPONSORED ADR            Common Stock     641069406        241000       5000    SOLE                 X
NIKE INC.                           Common Stock     654106103       1255000      19000    SOLE                 X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1294000      24700    SOLE                 X
NOVARTIS ADR                        Common Stock     66987V109        811000      14900    SOLE                 X
ORACLE CORPORATION                  Common Stock     68389X105       2023000      82500    SOLE                 X
PALL CORPORATION                    Common Stock     696429307       1194000      33000    SOLE                 X
PEABODY ENERGY CORP                 Common Stock     704549104        678000      15000    SOLE                 X
PEPSICO                             Common Stock     713448108       1399000      23025    SOLE                 X
PFIZER                              Common Stock     717081103        982000      54010    SOLE                 X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109        679000      14100    SOLE                 X
PRECISION CASTPARTS                 Common Stock     740189105       1445000      13100    SOLE                 X
PROCTER & GAMBLE                    Common Stock     742718109       7322000     120770    SOLE                 X
QUALCOMM                            Common Stock     747525103       2507000      54200    SOLE                 X
RESEARCH IN MOTION, LTD.            Common Stock     760975102       1492000      22100    SOLE                 X
SPDR GOLD SHARES                    Common Stock     780259206        429000       4000    SOLE                 X
SARA LEE CORP                       Common Stock     803111103        243000      20000    SOLE                 X
SCHLUMBERGER LIMITED                Common Stock     806857108       3575000      54925    SOLE                 X
STRYKER CORPORATION                 Common Stock     863667101       1724000      34230    SOLE                 X
TENARIS S.A.                        Common Stock     88031M109        341000       8000    SOLE                 X
TEREX CORP                          Common Stock     880779103        198000      10000    SOLE                 X
TETRA TECH INC.                     Common Stock     88162G103       1176000      43300    SOLE                 X
THOMAS & BETTS CORP.                Common Stock     884315102        429000      12000    SOLE                 X
TIME WARNER                         Common Stock     887317105        236000       8116    SOLE                 X
UNITED PARCEL SERVICE               Common Stock     911312106       3533000      61600    SOLE                 X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        389000       9500    SOLE                 X
WATERS CORP                         Common Stock     941848103       4758000      76800    SOLE                 X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1700000      55000    SOLE                 X
WELLS FARGO                         Common Stock     30226D106       1138000      42200    SOLE                 X
ZIMMER HOLDINGS                     Common Stock     98956P102        283000       4800    SOLE                 X
TOTAL VALUE                                                      149,941,000